Income Taxes (Schedule of Reasons Attributable to the Differences Between Effective Income Tax Rate And Federal Statutory Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	35.00%	35.00%	35.00%
Increase (decrease) resulting from:
Foreign rate differences	(12.20%)	(11.80%)	(12.50%)
Dividend repatriation cost	6.60%	6.00%	6.50%
Other	(0.10%)	0.30%	0.10%
Effective tax rate	29.30%	29.50%	29.10%